UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors, LLC
Address: 600 Lexington Ave., 8th FL

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jephthah Dais
Title:     Chief Compliance Officer
Phone:     (212) 313-9728

Signature, Place, and Date of Signing:

     Jephthah Dais     New York, NY     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $202,301 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309      950    75000 SH                               75000
AIRGAS INC                     COM              009363102     3143    46260 SH                               46260
AIRGAS INC                     CALL             009363902     2039    30000 SH  CALL                         30000
AIRTRAN HLDGS INC              COM              00949P108      735   100000 SH                              100000
AMERICAN OIL & GAS INC NEW     COM              028723104      405    50000 SH                               50000
APACHE CORP                    COM              037411105     2166    22155 SH                               22155
BANK OF AMERICA CORPORATION    COM              060505104     1310   100000 SH                              100000
BANK OF AMERICA CORPORATION    CALL             060505904     5896   450000 SH  CALL                        450000
BIODELIVERY SCIENCES INTL IN   COM              09060J106     1254   433758 SH                              433758
BURGER KING HLDGS INC          COM              121208201      967    40502 SH                               40502
CASEYS GEN STORES INC          PUT              147528953      626    15000 SH  PUT                          15000
CASEYS GEN STORES INC          COM              147528103      626    15000 SH                               15000
CITIGROUP INC                  COM              172967101      978   250000 SH                              250000
COGENT INC                     COM              19239Y108      883    83000 SH                               83000
COMCAST CORP NEW               CL A SPL         20030N200      424    24900 SH                               24900
CURRENCYSHS JAPANESE YEN TR    PUT              23130A952    35571   300000 SH  PUT                         300000
DIVX INC                       COM              255413106      627    65790 SH                               65790
GENZYME CORP                   COM              372917104     3186    45000 SH                               45000
GREAT ATLANTIC & PAC TEA INC   COM              390064103      396   100000 SH                              100000
GREAT ATLANTIC & PAC TEA INC   PUT              390064953     5271  1331000 SH  PUT                        1331000
GREAT ATLANTIC & PAC TEA INC   NOTE 6.750%12/1  390064AK9     1381  2500000 PRN                            2500000
HEWITT ASSOCS INC              COM              42822Q100     3030    60000 SH                               60000
HORIZON LINES INC              NOTE 4.250% 8/1  44044KAB7     2730  3000000 PRN                            3000000
HYPERCOM CORP                  COM              44913M105      130    20000 SH                               20000
ICX TECHNOLOGIES INC           COM              44934T105      135    17902 SH                               17902
KEITHLEY INSTRS INC            COM              487584104      473    22001 SH                               22001
KENNEDY-WILSON HLDGS INC       COM              489398107     1517   143095 SH                              143095
L-1 IDENTITY SOLUTIONS INC     COM              50212A106      587    50000 SH                               50000
LEAR CORP                      COM NEW          521865204     1973    25000 SH                               25000
MCAFEE INC                     COM              579064106     2836    60000 SH                               60000
NATIONAL BK GREECE S A         PUT              633643958     2270  1000000 SH  PUT                        1000000
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     2248  2000000 PRN                            2000000
NETEZZA CORP                   COM              64111N101     2156    80000 SH                               80000
OCCAM NETWORKS INC             COM NEW          67457P309      392    50000 SH                               50000
OTIX GLOBAL INC                COM NEW          68906N200      262    25385 SH                               25385
PACTIV CORP                    COM              695257105     2638    80000 SH                               80000
PHOENIX TECHNOLOGY LTD         COM              719153108      351    90000 SH                               90000
PLAYBOY ENTERPRISES INC        CL B             728117300      103    20100 SH                               20100
POPULAR INC                    CALL             733174906      870   300000 SH  CALL                        300000
POTASH CORP SASK INC           CALL             73755L907    14404   100000 SH  CALL                        100000
POTASH CORP SASK INC           COM              73755L107     7202    50000 SH                               50000
PSYCHIATRIC SOLUTIONS INC      COM              74439H108      513    15300 SH                               15300
RADIO ONE INC                  CL D NON VTG     75040P405      660   750000 SH                              750000
RES-CARE INC                   COM              760943100      186    14033 SH                               14033
REWARDS NETWORK INC            COM NEW          761557206      287    20000 SH                               20000
SANDRIDGE ENERGY INC           CALL             80007P907     1136   200000 SH  CALL                        200000
SEAGATE TECHNOLOGY PLC         CALL             G7945M907     3533   300000 SH  CALL                        300000
SPDR S&P 500 ETF TR            PUT              78462F953    74185   650000 SH  PUT                         650000
STUDENT LN CORP                COM              863902102      445    14971 SH                               14971
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0     5114  5000000 PRN                            5000000
UNICA CORP                     COM              904583101     1101    52500 SH                               52500